--------------------------------------------------------------------------------


SHORT TERM                                  600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200
================================================================================






Dear Shareholder:




We are pleased to present the annual report of Short Term Income Fund, Inc. for the year ended August 31, 2000.

The Fund's Money Market Portfolio had 71,436 shareholders and net assets of $1,291,534,014 as of August 31, 2000. The Government Portfolio had 7,614 shareholders and net assets of $627,305,816 as of August 31, 2000.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


\s\Steven W. Duff




Steven W. Duff
President







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
AUGUST 31, 2000
================================================================================


    Face                                                                        Maturity                        Value
   Amount                                                                         Date         Yield          (Note 1)
   ------                                                                         ----         -----           ------

Commercial Paper (13.78%)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Banco Santander Puerto Rico                                     09/14/00       6.55%        $  19,952,839
    20,000,000  Bear Stearns Companies Inc.                                     11/21/00       6.58            19,708,400
    20,000,000  Caterpillar Financial Services Corporation                      09/19/00       6.35            19,938,700
    27,600,000  Caterpillar Financial Services Corporation                      11/15/00       6.53            27,238,900
    20,000,000  Cregem North America Inc.                                       01/22/01       6.74            19,479,639
     7,200,000  Island Finance Puerto Rico, Inc.                                10/25/00       6.60             7,129,692
    15,000,000  Island Finance Puerto Rico, Inc.                                11/08/00       6.61            14,815,833
    35,000,000  Lehman Brothers Holdings Inc.                                   10/11/00       6.51            34,755,000
    15,000,000  National Rural Utilities Cooperative                            09/11/00       6.30            14,974,542
--------------                                                                                              -------------
   179,800,000  Total Commercial Paper                                                                        177,993,545
--------------                                                                                              -------------
Letter of Credit Commercial Paper (18.65%)
------------------------------------------------------------------------------------------------------------------------------------
$   13,700,000  AES Shady Point Inc.
                LOC Bank of America                                             11/07/00       6.60%        $  13,534,268
    10,000,000  Banco Continental de Panama S.A.
                LOC HSBC Bank US                                                01/25/01       6.69             9,735,983
    15,000,000  Banco de Galicia Y Bueno
                LOC Bayerische HypoVereinsbank, A.G.                            10/12/00       6.64            14,888,446
    25,000,000  Banco General de Negocios
                LOC Barclays Bank PLC                                           04/06/01       6.83            24,015,965
    25,000,000  Banco Hipotecario
                LOC Barclays Bank PLC                                           11/15/00       6.66            24,660,417
    15,000,000  Banco Rio de La Plata S.A.
                LOC HSBC Bank US                                                09/01/00       6.36            15,000,000
    15,000,000  Banco Santander Brasilieros
                LOC Standard Chartered Bank                                     11/09/00       6.62            14,812,550
    15,000,000  Cemex S.A. de C.V.
                LOC Bayerische HypoVereinsbank, A.G.                            09/21/00       6.55            14,945,667
    15,000,000  Corporacion Andina de Fomento
                LOC Barclays Bank PLC                                           09/26/00       6.53            14,932,292
    17,000,000  Dean Health System, Inc.
                LOC Rabobank Nederland                                          09/14/00       6.55            16,959,974
    20,000,000  GTL Trade Corporation
                LOC Banco Santander                                             11/22/00       6.63            19,702,978


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


    Face                                                                         Maturity                        Value
   Amount                                                                          Date         Yield          (Note 1)
   ------                                                                          ----         -----           ------
Letter of Credit Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Louis Dreyfus Corporation
                LOC ABN AMRO Bank                                                09/11/00       6.56%        $   9,981,889
    10,000,000  Louis Dreyfus Corporation
                LOC Dresdner Bank                                                10/11/00       6.56             9,927,778
    15,000,000  Unibanco-Uniao de Bancos Brasilieros
                LOC Westdeutsche Landesbank                                      07/13/01       7.14            14,125,875
     9,685,000  Vermont Economic Development Authority - Series A
                LOC First Union National Bank                                    10/17/00       6.73             9,685,000
    14,000,000  Vermont Yankee Nuclear Power Company
                LOC Societe Generale                                             09/08/00       6.59            13,982,169
--------------                                                                                               -------------
   244,385,000  Total Letter of Credit Commercial Paper                                                        240,891,251
--------------                                                                                               -------------
Loan Participations (4.65%)
------------------------------------------------------------------------------------------------------------------------------------
$   25,000,000  Equitable Life Assurance Society with Chase Manhattan Bank (k)   03/19/01       6.82%        $  25,000,000
    20,000,000  Mt. Vernon Phenol Plant Partnership with Chase Manhattan Bank (k)
                Guaranteed by General Electric Company                           05/17/01       6.74            20,000,000
    15,000,000  Sea Launch Limited Partnership with Chase Manhattan Bank
                Guaranteed by Boeing Corporation                                 10/24/00       6.64            15,000,000
--------------                                                                                               -------------
    60,000,000  Total Loan Participations                                                                       60,000,000
--------------                                                                                               -------------
Master Notes (9.41%)
------------------------------------------------------------------------------------------------------------------------------------
$   46,500,000  GMAC Mortgage Corporation (d)                                    09/01/00       6.62%        $  46,500,000
    15,000,000  Goldman Sachs Group L.P.                                         09/18/00       6.68            15,000,000
    15,000,000  Goldman Sachs Group L.P.                                         11/07/00       6.70            15,000,000
    45,000,000  Williamette Industries Inc. (b)                                  06/15/01       6.67            45,000,000
--------------                                                                                               -------------
   121,500,000  Total Master Notes                                                                             121,500,000
--------------                                                                                               -------------
Medium Term Notes (2.09%)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  The Bear Stearns Companies Inc. (e)                              06/07/01       6.67%        $  20,000,000
     7,000,000  Lehman Brothers Holdings (a)                                     06/01/01       6.78             7,021,192
--------------                                                                                               -------------
    27,000,000  Total Medium Term Notes                                                                         27,021,192
--------------                                                                                               -------------
Other Notes (34.91%)
------------------------------------------------------------------------------------------------------------------------------------
$    5,920,000  Ali Industries Inc. Project
                LOC National City Bank, Northwest                                07/01/10       6.71%        $   5,920,000
     5,000,000  Allegheny County, PA (Union Electric Steel Corporation) (c)
                LOC PNC Bank, N.A.                                               11/01/27       6.70             5,000,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 2000
================================================================================


    Face                                                                             Maturity                        Value
   Amount                                                                              Date         Yield          (Note 1)
   ------                                                                              ----         -----           ------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    4,005,000  American West Michigan Property Taxable Municipal IDRB (c)
                LOC Comerica Bank                                                    12/01/25       6.67%        $  4,005,000
     1,605,000  B & V Land Company, L.L.C. (c)
                LOC First Michigan Bank                                              09/01/27       6.67            1,605,000
    15,000,000  Bank America Bank Notes (i)                                          02/14/01       6.73           15,000,000
    15,000,000  Bank America Bank Notes (i)                                          02/26/01       6.63           15,000,000
     1,890,000  Bank of Kentucky Building (c)
                LOC Firstar Bank                                                     12/01/19       6.75            1,890,000
    19,900,000  Bell County, TX Health Facility (Scott & White Memorial Hospital) (c)
                Insured by MBIA Insurance Corp.                                      08/15/29       6.67           19,900,000
     3,750,000  Bollman Capital, L.L.C. - Series 1996A (c)
                LOC First of America/Michigan National Bank                          12/15/26       6.71            3,750,000
     1,000,000  Burgess & Niple Limited (c)
                LOC National City Bank, Northwest                                    09/01/14       6.71            1,000,000
     2,170,000  Burton I. Saltzman (Dave's Supermarket, Inc. Project) (c)
                LOC National City Bank, Northwest                                    08/01/08       6.74            2,170,000
     8,500,000  California HFA Home Mortgage RB - Series 1999
                Insured by AMBAC Indemnity Corp.                                     09/01/00       6.63            8,500,000
     3,000,000  California PCFA Environmental Improvement Bonds
                (Shell Oil Company Project) (c)                                      06/01/38       6.57            3,000,000
     4,544,000  Capital One Funding Corporation
                Floating Rate Option Notes - Series 1997D (c)
                LOC Bank One                                                         07/02/18       6.70            4,544,000
     2,215,000  Carriage Inn Retirement Community of Cadiz, Inc. - Series 1996 (c)
                LOC Key Bank, N.A.                                                   10/01/17       6.70            2,215,000
     2,565,000  Carriage Inn Retirement Community of Dayton, Inc. - Series 1996 (c)
                LOC Key Bank, N.A.                                                   10/01/16       6.70            2,565,000
    15,000,000  Caterpillar Financial Services Corporation (g)                       07/07/01       6.74           15,000,000
    27,200,000  Catholic Health Initiatives - Series C                               12/01/27       6.70           27,200,000
     1,380,000  Cedar Works Project (c)
                LOC Firstar Bank                                                     05/01/09       6.70            1,380,000
    13,000,000  City and County of San Francisco (c)
                LOC Bayerische HypoVereinsbank, A.G.                                 07/01/34       6.60           13,000,000


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


    Face                                                                        Maturity                        Value
   Amount                                                                         Date         Yield          (Note 1)
   ------                                                                         ----         -----           ------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  10,000,000   Columbus, GA Development Authority (Foundry Project) (c)
                LOC Bank of Nova Scotia                                         12/01/19       6.70%        $ 10,000,000
    1,710,000   Community Limited Care (c)
                LOC Fifth Third Bank                                            12/01/12       6.75            1,710,000
    2,500,000   Crownover Lumber Company (c)
                LOC Fifth Third Bank                                            09/01/08       6.75            2,500,000
    4,100,000   Defiance Metal Products Company (c)
                LOC National City Bank, Northwest                               09/01/09       6.71            4,100,000
    6,360,000   Dickenson Press, Inc. - Series 1997 (c)
                LOC First Michigan Bank                                         01/01/27       6.67            6,360,000
    1,600,000   Dormont Manufacturing Company, Inc. (c)
                LOC PNC Bank, N.A.                                              03/01/08       6.75            1,600,000
    8,700,000   DP Fox Capital, L.L.C. (c)
                LOC Michigan National Bank                                      09/01/29       6.62            8,700,000
    6,950,000   Ferriot Inc. Project (c)
                LOC First Merit Bank                                            04/01/20       6.79            6,950,000
    3,910,000   Frank J. Catanzaro Sons and Daughters (c)
                LOC Firstar Bank                                                01/01/15       6.70            3,910,000
    2,750,000   Gesmundo & Associates, Inc. (c)
                LOC National City Bank, Northwest                               08/15/27       6.68            2,750,000
   21,000,000   Goldman Sachs Floating Rate Note (j)                            09/05/00       6.71           21,000,006
    1,755,000   Goson Project- Series 1997 (c)
                LOC FirstMerit Bank                                             11/01/17       6.79            1,755,000
    3,720,000   Grand Valley Limited Partnership (c)
                LOC National City Bank, Northwest                               06/01/27       6.68            3,720,000
    2,470,000   Growth Properties I, Limited L.P. 1997 (c)
                LOC Columbus Bank & Trust Company                               08/01/12       6.70            2,470,000
      750,000   Jake Sweeney Automotive, Inc. (c)
                LOC Firstar Bank                                                04/01/10       6.70              750,000
   15,000,000   John Hancock Mutual Life Insurance Company (h)                  08/19/05       6.75           15,000,000
    1,585,000   KBL Capital Fund, Inc. (c)
                LOC Old Kent Bank & Trust Co.                                   07/01/15       6.64            1,585,000
    3,615,000   LKWP Investments, L.L.C. (c)
                LOC First Michigan Bank                                         03/01/27       6.67            3,615,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 2000
================================================================================


    Face                                                                           Maturity                        Value
   Amount                                                                            Date         Yield          (Note 1)
   ------                                                                            ----         -----           ------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    3,550,000  Labelle Capital Funding - Series A (c)
                LOC National City Bank, Northwest                                  09/01/26       6.64%        $  3,550,000
     4,700,000  Lam Funding, L.L.C. (c)
                LOC National City Bank, Northwest                                  12/15/27       6.68            4,700,000
     1,455,000  Machining Center (c)
                LOC Comerica Bank                                                  10/01/27       6.67            1,455,000
     3,820,000  Maryland HEFA (Glen Meadows Retirement Community) (c)
                LOC First Union National Bank                                      07/01/29       6.65            3,820,000
     1,715,000  Miami Valley Realty Associates (c)
                LOC Key Bank, N.A.                                                 06/01/12       6.75            1,715,000
       965,000  Mount Carmel East Professional Office Building - Series 1994 (c)
                LOC National City Bank, Northwest                                  01/01/14       6.71              965,000
     1,435,000  Mount Carmel Partnership Project (c)
                LOC National City Bank, Northwest                                  08/01/14       6.71            1,435,000
    15,695,000  Mobile, AL Springhill Medical Clinic Board RB
                (Springhill Medical Complex) (c)
                LOC Amsouth Bank, N.A.                                             06/01/20       6.65           15,695,000
     3,575,000  Mobile Airport (c)
                LOC Regions Bank                                                   10/01/24       6.60            3,575,000
     2,150,000  Mubea, Inc. Project (c)
                LOC Fifth Third Bank                                               12/01/04       6.71            2,150,000
    14,639,000  Nebraska Public Power - Series B
                LOC Bank of America/Toronto Dominion/
                Bank of Nova Scotia/Commerzbank                                    12/14/00       6.69           14,639,000
     4,425,000  New Federal Cold Storage (c)
                LOC National City Bank, PA                                         11/01/12       6.71            4,425,000
    17,700,000  New York State HFA (250 West 50th Street Project) (c)
                Collateralized by Federal National Mortgage Association            05/01/29       6.55           17,700,000
     5,000,000  New York State HFA (1501 Lexington Avenue Housing ) (c)
                Guaranteed by Federal Home Loan Bank                               11/01/32       6.50            5,000,000
    13,100,000  Newport, KY Industrial Building RB (Aquarium Holdings Project) (c)
                LOC Fifth Third Bank                                               12/01/08       6.62           13,100,000
     4,970,000  Ohio State Water Development Authority RB
                (Independence Excavating, Inc.) (c)
                LOC National City Bank, Northwest                                  12/01/09       6.71            4,970,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


    Face                                                                        Maturity                        Value
   Amount                                                                         Date         Yield          (Note 1)
   ------                                                                         ----         -----           ------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$      850,000  Ohio Metallurgical Services Inc. (c)
                LOC FirstMerit Bank                                             10/01/04       6.79%        $     850,000
     3,360,000  Opportunity Aviation, Ltd. Project (c)
                LOC National City Bank, Northwest                               12/02/02       6.71             3,360,000
     4,755,000  Ordeal Properties L.L.C. (c)
                LOC Key Bank, N.A.                                              10/01/12       6.65             4,755,000
    12,450,000  PRD Financial L.L.C. (c)
                LOC National City Bank, Northwest                               04/01/27       6.68            12,450,000
     7,700,000  Polar Plastics, Inc. (c)
                LOC PNC Bank, N.A.                                              08/01/17       6.61             7,700,000
     2,200,000  SSM Health Care Systems - Series 1995D (c)
                Insured by MBIA Insurance Corp.                                 06/01/24       6.62             2,200,000
     2,850,000  Sacramento County Housing Authority
                (Hidden Oaks Apartments) - Series 1999 (c)
                Guaranteed by Federal National Mortgage Association             05/15/29       6.70             2,850,000
     3,895,000  Seven Z Enterprises (f)
                LOC PNC Bank, N.A.                                              06/03/13       6.75             3,895,000
     3,610,000  Shelburne Realty & Troy Realty (c)
                LOC National City Bank, Northwest                               04/01/17       6.71             3,610,000
     1,800,000  Soaring Eagle Partners L.P. (c)
                LOC PNC Bank, N.A.                                              10/01/12       6.61             1,800,000
     2,620,000  Sojourn Project- Series 1997 (c)
                LOC FirstMerit Bank                                             07/01/12       6.79             2,620,000
     1,810,000  UAI Technologies, Inc. - Series 1998 (c)
                LOC First Union National Bank                                   05/01/18       6.68             1,810,000
     1,605,000  Valley City Linen Co. (c)
                LOC First Michigan Bank                                         02/15/02       6.67             1,605,000
     2,800,000  Warren County, OH IDRB (Lindsey Steel Processing Inc.) (c)
                LOC Firstar Bank                                                08/01/07       6.70             2,800,000
    11,620,000  Washington State HFC (Country Manor One Project) (c)
                LOC U.S. Bank of Washington                                     01/01/12       6.70            11,620,000
     4,320,000  Windsor Medical Center, Inc. (c)
                LOC FirstMerit Bank                                             12/03/18       6.79             4,320,000
    20,000,000  Winston-Salem, NC                                               09/06/00       6.77            20,000,000


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 2000
================================================================================


    Face                                                                        Maturity                        Value
   Amount                                                                         Date         Yield          (Note 1)
   ------                                                                         ----         -----           ------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    6,020,000  Wise Investments L.L.C. (c)
                LOC National City Bank, Northwest                               11/01/27       6.68%       $    6,020,000
     1,400,000  Wulfeck Family Partnership Project (c)
                LOC Fifth Third Bank                                            09/01/17       6.70             1,400,000
       720,000  Wynrose, Inc. - Series 1995A (c)
                LOC Columbus Bank & Trust Company                               01/01/05       6.65               720,000
     4,475,000  Zylstra Funding, Inc. (c)
                LOC First Michigan Bank                                         06/01/27       6.67             4,475,000
--------------                                                                                             --------------
   450,873,000  Total Other Notes                                                                             450,873,006
--------------                                                                                             --------------
Repurchase Agreement, Overnight (6.89%)
------------------------------------------------------------------------------------------------------------------------------------
$   89,000,000  The Goldman Sachs Group L.P. (Collateralized by $147,282,604,
                GNMAs, 5.000% to 9.000%, due 03/15/11 to 07/20/30,
                value $90,780,000)                                              09/01/00       6.64%       $   89,000,000
--------------                                                                                             --------------
    89,000,000  Total Repurchase Agreement, Overnight                                                          89,000,000
--------------                                                                                             --------------
Short Term Bank Note (0.77%)
------------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Bank of America                                                 01/17/01       6.83%       $   10,000,000
--------------                                                                                             --------------
    10,000,000  Total Short Term Bank Note                                                                     10,000,000
--------------                                                                                             --------------
Time Deposits (8.52%)
------------------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Banque Nationale de Paris                                       09/01/00       6.65%       $   30,000,000
    30,000,000  PNC Bank, N.A.                                                  09/01/00       6.66            30,000,000
    50,000,000  Toronto Dominion Bank                                           09/01/00       6.66            50,000,000
--------------                                                                                             --------------
   110,000,000  Total Time Deposits                                                                           110,000,000
--------------                                                                                             --------------
                Total Investments (99.67%) (Cost $1,287,278,994+)                                           1,287,278,994
                Cash and Other Assets, Net of Liabilities (0.33%)                                               4,255,020
                                                                                                           --------------
                Net Assets (100.00%)                                                                       $1,291,534,014
                                                                                                           ==============
                Net Assets Value, offering and redemption price per share:
                Class A Shares, 941,257,369 Shares Outstanding (Note 3)                                    $         1.00
                                                                                                           ==============
                Class B Shares, 351,730,227 Shares Outstanding (Note 3)                                    $         1.00
                                                                                                           ==============


                +  Aggregate cost for federal income tax purposes is identical.







--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


FOOTNOTES:

(a)  The interest rate is adjusted monthly based on 1 month LIBOR + 0.18%.

(b) The interest rate is adjusted monthly based on 1 month LIBOR + 0.05% (7 day put).

(c) Securities payable on demand at par including accrued interest (with 7 days notice). Interest is adjusted weekly.

(d)  The interest rate is adjusted monthly based on 1 month LIBOR flat.

(e)  The interest rate is adjusted monthly based on 1 month LIBOR -0.03%.

(f) This security can be put on the first business day of the month at par. Interest is adjusted weekly.

(g)  The interest rate is adjusted quarterly based on 3 month LIBOR -0.07%.

(h) The interest rate is adjusted quarterly based on 3 month LIBOR + 0.06% (one year put)/Evergreen maturity.

(i)  The interest rate is adjusted daily based on prime -2.87%.

(j)  The interest rate is adjusted monthly based on 1 month LIBOR + 0.09%.

(k)  The interest rate is adjusted quarterly based on 3 month LIBOR + 0.05%.




KEY:

HEFA    =    Health and Education Finance Authority               LOC      =    Letter of Credit
HFA     =    Hospital Finance Authority                           PCFA     =    Pollution Control Finance Authority
HFC     =    Housing Finance Corporation                          RB       =    Revenue Bond
IDRB    =    Industrial Development Revenue Bonds










--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
AUGUST 31, 2000
================================================================================

    Face                                                                        Maturity                        Value
   Amount                                                                         Date         Yield          (Note 1)
   ------                                                                         ----         -----           ------
Repurchase Agreements, Overnight (67.27%)
------------------------------------------------------------------------------------------------------------------------------------
$  27,000,000  CIBC World Market Corp. (Collateralized by $27,480,000,
               U.S. Treasury Notes, 6.500%, due 02/28/02, value $27,540,000)    09/01/00       6.55%       $  27,000,000
   30,000,000  Fuji Bank, Ltd. (Collateralized by $23,949,000,
               U.S. Treasury Notes, 7.500%, due 02/15/05; and by $4,848,000,
               U.S. Treasury Bonds, 6.125%, due 11/15/27, value $30,474,000)    09/01/00       6.60           30,000,000
  150,000,000  The Goldman Sachs Group L.P. (Collateralized by $646,854,522,
               GNMAs, 1.313% to 9.500%, due 08/15/08 to 08/20/30,
               value $153,000,000)                                              09/01/00       6.64          150,000,000
   30,000,000  Morgan (JP) Securities, Inc. (Collateralized by $34,152,574,
               GNMAs, 6.000% to 7.000%, due 07/15/28 to 02/15/29
               value, $30,600,000)                                              09/01/00       6.62           30,000,000
   30,000,000  Morgan Stanley Dean Witter & Co. (Collateralized by $48,747,934,
               GNMAs, 7.000% to 8.000%, due 07/15/23 to 05/15/37,
               value, $30,715,000)                                              09/01/00       6.62           30,000,000
  155,000,000  Salomon Smith Barney, Inc. (Collateralized by $287,777,332,
               GNMAs, 6.000% to 8.500%, due 05/15/09 to 11/20/29,
               value $158,100,000)                                              09/01/00       6.64          155,000,000
-------------                                                                                              -------------
  422,000,000  Total Repurchase Agreements, Overnight                                                        422,000,000
-------------                                                                                              -------------
U.S. Government Obligations (32.57%)
------------------------------------------------------------------------------------------------------------------------------------
$ 145,000,000  U.S. Treasury Bills                                              09/21/00       6.34%      $  144,491,375
   10,000,000  U.S. Treasury Notes, 5.75%                                       11/15/00       5.53            9,999,087
   15,000,000  U.S. Treasury Notes, 4.50%                                       01/31/01       6.01           14,897,289
   15,000,000  U.S. Treasury Notes, 5.37%                                       02/15/01       6.13           14,932,872
   20,000,000  U.S. Treasury Notes, 6.50%                                       05/31/01       6.46           19,966,044
-------------                                                                                              -------------
  205,000,000  Total U.S. Government Obligations                                                             204,286,667
-------------                                                                                              -------------
               Total Investments (99.84%) (Cost $626,286,667+)                                               626,286,667
               Cash and Other Assets, Net of Liabilities (0.16%)                                               1,019,149
                                                                                                           -------------
               Net Assets (100.00%)                                                                        $ 627,305,816
                                                                                                           =============
               Net assets value, offering and redemption price per share:
               Class A Shares,491,021,737 shares outstanding (Note 3)                                      $        1.00
                                                                                                           =============
               Class B Shares,135,861,681 shares outstanding (Note 3)                                      $        1.00
                                                                                                           =============
               Class TRA,         422,398 shares outstanding (Note 3)                                      $        1.00
                                                                                                           =============

               +  Aggregate cost for federal income tax purposes is identical.


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
STATEMENTS OF OPERATIONS
YEAR ENDED AUGUST 31, 2000
================================================================================


                                                                                Money Market          U.S. Government
                                                                                 Portfolio               Portfolio
                                                                            -------------------     ------------------
INVESTMENT INCOME
Income:
   Interest...............................................................  $        89,661,489     $       45,440,945
                                                                            -------------------     ------------------
Expenses: (Note 2)
   Investment management fee..............................................            4,338,243              2,043,727
   Administration fee.....................................................            3,081,652              1,664,230
   Distribution fee (Class A and TRA Class)...............................            2,914,036              1,636,189
   Custodian expenses.....................................................              116,664                102,289
   Shareholder servicing and related shareholder expenses+................            3,000,906              1,240,917
   Legal, compliance and filing fees......................................              108,805                120,483
   Audit and accounting...................................................               83,260                113,977
   Directors' fees .......................................................               27,129                 15,129
   Miscellaneous..........................................................               37,518                 29,636
                                                                            -------------------     ------------------
      Total expenses......................................................           13,708,213              6,966,577
      Less:
         Fees waived......................................................  (           200,000)              --
         Expenses paid indirectly.........................................  (             9,566)    (            1,024)
                                                                             ------------------      -----------------
             Net expenses.................................................           13,498,647              6,965,553
                                                                            -------------------     ------------------
Net investment income.....................................................           76,162,842             38,475,392

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments...................................              166,161               -0-
                                                                            -------------------     ------------------
Increase in net assets from operations....................................  $        76,329,003     $       38,475,392
                                                                            ===================     ==================

+ Includes class specific transfer agency expenses of $2,548,914 and $222,798 for the Money Market Portfolio for Class A and Class B, respectively and $1,095,325 and $76,442 for the U.S. Government Portfolio for Class A and Class B, respectively.


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED AUGUST 31, 2000 AND 1999
================================================================================


                                               Money Market Portfolio                U.S. Government Portfolio
                                         ---------------------------------     -----------------------------------
                                               2000              1999                2000               1999
                                         ---------------   ---------------     ---------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income..................  $   76,162,842    $   60,582,665      $   38,475,392    $   37,265,475
 Net realized gain (loss) on investments         166,161           441,016             --                --
                                          --------------    --------------      --------------    --------------
 Increase in net assets from operations.      76,329,003        61,023,681          38,475,392        37,265,475
Dividends to shareholders:
 Net investment income
  Class A...............................  (   58,471,708)   (   47,165,724)     (   31,248,791)   (   31,513,153)
  Class B...............................  (   17,590,597)   (   13,831,208)     (    7,224,150)   (    5,752,312)
  TRA Class ............................         --                --           (        2,451)   (           10)
Capital share transactions (Note 3):
  Class A...............................  (  253,540,157)      208,077,785      (  232,929,964)   (   28,545,156)
  Class B...............................      54,139,300         1,009,945          17,865,981        47,828,021
  TRA Class.............................         --                --                  421,035             1,363
                                          --------------    --------------      --------------    --------------
  Total increase (decrease).............  (  199,134,159)      209,114,479      (  214,642,948)       19,284,228
Net assets:
  Beginning of year.....................   1,490,668,173     1,281,553,694         841,948,764       822,664,536
                                          --------------    --------------      --------------    --------------
  End of year (including undistributed
    net investment income of $100,537
    at August 31, 2000 for the Money
    Market Portfolio)...................  $1,291,534,014    $1,490,668,173      $  627,305,816    $  841,948,764
                                          ==============    ==============      ==============    ==============














--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies.

Short Term Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is presently comprised of two Portfolios, Money Market Portfolio and U.S. Government Portfolio. The Money Market Portfolio has two classes of stock authorized, Class A and Class B. The U.S. Government Portfolio has three classes of stock authorized, Class A, Class B and TRA Class. The Class A shares of each Portfolio and the TRA Class of the U.S. Government Portfolio are subject to a service fee pursuant to each Portfolio's Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects, the Class A and Class B shares and TRA Class represent the same interest in the income and assets of each respective Portfolio. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows.

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b) Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (including realized capital gains and losses), determined on a class level, are declared daily and paid monthly. With respect to the Money Market Portfolio, realized capital gains and losses are excluded.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Management Contract, the Money Market Portfolio pays a management fee to Reich & Tang Asset Management, L.P. (the Manager) at the annual rate of .30% of the Portfolio's average daily net assets not in excess of $750 million, plus
 .29% of such assets in excess of $750 million but not in excess of $1 billion, plus .28% of such assets in excess of $1 billion but not in excess of $1.5 billion, plus .27% of such assets in excess of $1.5 billion. The U.S. Government Portfolio pays a management fee to the Manager equal to .275% of the Portfolio's average daily net assets not in excess of $250 million, plus .25% of such assets in excess of $250 million. The Manager has agreed to reimburse the Fund for its
net   operating   expenses   (exclusive  of  taxes,   brokerage,   interest  and
extraordinary expenses) to the extent that such expenses, including the management fee, for any fiscal year exceed 1% of the average daily net assets of each Portfolio for such fiscal year. No such reimbursement was required for the year ended August 31, 2000.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to an Administrative Services Agreement, each Portfolio pays to the Manager an annual fee of .21% of each Portfolio's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of each Portfolio and the TRA Class of the U.S. Government Portfolio. For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio a service fee equal to .25% per annum of each Portfolio's average daily net assets with respect only to the Class A shares and the TRA Class of the U.S. Government Portfolio.

During the year ended August 31, 2000, the Manager voluntarily waived investment management fees of $200,000 on the Money Market Portfolio.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $9,000 per annum plus $1,250 per meeting attended.

Included in the Statements of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $1,326,907 and $396,464 for the Money Market Portfolio and the U.S. Government Portfolio, respectively, paid to Reich & Tang Services L.P., an affiliate of the Manager as shareholder servicing agent for the Fund.

Included in the Statements of Operations under the caption "Shareholder servicing and related shareholder expenses" are expense offsets of $9,566 and $1,024 for the Money Market Portfolio and the U.S. Government Portfolio, respectively.















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
3. Capital Stock.

At August 31, 2000, 10,000,000,000 shares of $.001 par value stock were authorized and capital paid in for the Money Market Portfolio and the U.S. Government Portfolio amounted to $1,292,987,596 and $627,305,816, respectively. Transactions in capital stock, all at $1.00 per share, were as follows:

                                              Money Market Portfolio                    U.S. Government Portfolio
                                      -------------------------------------      -------------------------------------
                                        Year Ended             Year Ended          Year Ended              Year Ended
                                          8/31/00                8/31/99             8/31/00                 8/31/99
                                      --------------         --------------      ---------------         -------------
Class A
Sold................................   3,947,898,411          1,028,092,330        1,862,104,530           621,528,982
Issued on reinvestment of dividends.      49,944,843             43,548,412           29,767,439            30,916,396
Redeemed............................ ( 4,251,383,411)       (   863,562,957)    (  2,124,801,933)       (  680,990,534)
                                      --------------         --------------      ---------------         -------------
Net increase (decrease)............. (   253,540,157)           208,077,785     (    232,929,964)       (   28,545,156)
                                      ==============         ==============      ===============         =============

Class B
Sold................................   1,297,389,381            805,603,469          778,973,763           491,585,714
Issued on reinvestment of dividends.      17,033,784             13,525,260            6,643,082             4,996,507
Redeemed............................ ( 1,260,283,865)       (   818,118,784)    (    767,750,864)       (  448,754,200)
                                      --------------         --------------      ---------------         -------------
Net increase (decrease).............      54,139,300              1,009,945           17,865,981            47,828,021
                                      ==============         ==============      ===============         =============


                                                                                                       July 12, 1999
                                                                                      Year             (Commencement
                                                                                      Ended             of Sales) to
                                                                                     8/31/00          August 31, 1999
                                                                                  -------------       ---------------
TRA Class
Sold...............................................................                     467,048                 2,363
Issued on reinvestment of dividends................................                       2,458                    12
Redeemed...........................................................               (      48,471)      (         1,012)
                                                                                   ------------        ==============
Net increase (decrease)............................................                     421,035                 1,363
                                                                                   ============        ==============

4. Sales of Securities.

Accumulated undistributed realized losses of the Money Market Portfolio at August 31, 2000 amounted to $1,554,119. Such amount represents tax basis capital losses which may be carried forward to offset future capital gains through August 31, 2004.






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
5. Financial Highlights.


                                                                   Money Market Portfolio
CLASS A                                                             Year Ended August 31,
-------                                          ------------------------------------------------------------
                                                    2000         1999         1998        1997         1996
                                                 ---------    ---------    ---------    ---------   ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year............   $   1.00     $   1.00     $   1.00     $   1.00    $   1.00
                                                 ---------    ---------    ---------    ---------   ---------
Income from investment operations:
   Net investment income......................       0.050        0.042        0.047        0.046       0.047
Less distributions:
   Dividends from net investment income.......   (   0.050)   (   0.042)   (   0.047)   (   0.046)  (   0.047)
                                                  --------     --------     --------     --------    --------
Net asset value, end of year..................   $   1.00     $   1.00     $   1.00     $   1.00    $   1.00
                                                 =========    =========    =========    =========   =========
Total Return..................................       5.16%        4.30%        4.80%        4.66%       4.71%
Ratios/Supplemental Data
Net assets, end of year (000).................   $  940,199   $1,193,420   $  985,377   $  801,001  $  756,094
Ratios to average net assets:
   Expenses+..................................       0.99%        0.99%        0.97%        0.99%       0.98%
   Net investment income......................       5.02%        4.19%        4.57%        4.57%       4.63%
   Management and administration fees waived..       0.01%        0.00%        0.02%        0.00%       0.02%
   Expenses paid indirectly...................       0.00%        0.00%        0.00%        0.01%       0.01%

                                                                   Money Market Portfolio
CLASS B                                                             Year Ended August 31,
-------                                          ------------------------------------------------------------
                                                    2000         1999         1998        1997         1996
                                                 ---------    ---------    ---------    ---------   ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year............   $   1.00     $   1.00     $   1.00     $   1.00    $   1.00
                                                 ---------    ---------    ---------    ---------   ---------
Income from investment operations:
   Net investment income......................       0.054        0.046        0.050        0.049       0.049
Less distributions:
   Dividends from net investment income.......   (   0.054)   (   0.046)   (   0.050)   (   0.049)  (   0.049)
                                                  --------     --------     --------     --------    --------
Net asset value, end of year..................   $   1.00     $   1.00     $   1.00     $   1.00    $   1.00
                                                 =========    =========    =========    =========   =========
Total Return..................................       5.58%        4.67%        5.16%        5.01%       5.00%
Ratios/Supplemental Data
Net assets, end of year (000).................   $  351,335   $  297,248   $  296,177   $  267,439  $  219,810
Ratios to average net assets:
   Expenses+..................................       0.60%        0.64%        0.62%        0.66%       0.70%
   Net investment income......................       5.48%        4.55%        5.07%        4.90%       4.91%
   Management and administration fees waived..       0.01%        0.00%        0.02%        0.00%       0.02%
   Expenses paid indirectly...................       0.00%        0.00%        0.00%        0.01%       0.01%



   +   Includes expenses paid indirectly.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
5. Financial Highlights. (Continued)


                                                                 U.S. Government Portfolio
CLASS A                                                             Year Ended August 31,
-------                                          ------------------------------------------------------------
                                                    2000         1999         1998        1997         1996
                                                 ---------    ---------    ---------    ---------   ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year............   $  1.00      $  1.00      $  1.00      $  1.00     $  1.00
                                                 ---------    ---------    ---------    ---------   ---------
Income from investment operations:
   Net investment income......................      0.048        0.040        0.047        0.046       0.047
Less distributions:
   Dividends from net investment income.......   (  0.048)    (  0.040)    (  0.047)    (  0.046)   (  0.047)
                                                  -------      -------      -------      -------     -------
Net asset value, end of year..................   $  1.00      $  1.00      $  1.00      $  1.00     $  1.00
                                                 =========    =========    =========    =========   =========
Total Return..................................      4.95%        4.10%        4.82%        4.73%       4.81%
Ratios/Supplemental Data
Net assets, end of year (000).................   $ 491,022    $ 723,952    $ 752,497    $ 735,581   $ 666,620
Ratios to average net assets:
   Expenses...................................      0.94%        0.89%        0.87%        0.81%       0.81%
   Net investment income......................      4.77%        4.03%        4.71%        4.61%       4.68%

                                                                 U.S. Government Portfolio
CLASS B                                                             Year Ended August 31,
-------                                          ------------------------------------------------------------
                                                    2000         1999         1998        1997         1996
                                                 ---------    ---------    ---------    ---------   ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year............   $  1.00      $  1.00      $  1.00      $  1.00     $  1.00
                                                 ---------    ---------    ---------    ---------   ---------
Income from investment operations:
   Net investment income......................      0.052        0.043        0.050        0.049       0.050
Less distributions:
   Dividends from net investment income.......   (  0.052)    (  0.043)    (  0.050)    (  0.049)   (  0.050)
                                                  -------      -------      -------      -------     -------
Net asset value, end of year..................   $  1.00      $  1.00      $  1.00      $  1.00     $  1.00
                                                 =========    =========    =========    =========   =========
Total Return..................................      5.32%        4.44%        5.15%        5.00%       5.07%
Ratios/Supplemental Data
Net assets, end of year (000).................   $ 135,862    $ 117,996    $  70,168    $  68,967   $ 126,169
Ratios to average net assets:
   Expenses...................................      0.58%        0.56%        0.55%        0.55%       0.56%
   Net investment income......................      5.23%        4.32%        5.03%        4.86%       5.04%



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
5. Financial Highlights. (Continued)

                                                                U.S. Government Portfolio
                                                 --------------------------------------------------------
                                                                                   July 12, 1999
                                                      Year Ended             (Commencement of Sales) to
TRA CLASS                                          August 31, 2000                August 31, 1999
---------                                          ---------------                ---------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........     $    1.00                      $    1.00
                                                    ------------                   -------------
Income from investment operations:
   Net investment income.......................          0.049                          0.006
Less distributions:
   Dividends from net investment income........     (    0.049  )                  (    0.006  )
                                                     -----------                    -----------
Net asset value, end of period.................     $    1.00                      $    1.00
                                                    ============                   ============
Total Return...................................          5.06%                          4.33%*
Ratios/Supplemental Data
Net assets, end of period (000)................     $    422                       $      1
Ratios to average net assets:
   Expenses....................................          0.93%                          0.73%*
   Net investment income.......................          5.43%                          4.25%*


*  Annualized





















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================


To the Board of Directors and Shareholders of Short Term Income Fund, Inc.


In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio and the U.S. Government Portfolio (constituting Short Term Income Fund, Inc., hereafter referred to as the "Fund") at August 31, 2000, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The financial highlights for each of the three years in the period ended August 31, 1998, were audited by other independent accountants whose report dated September 25, 1998 expressed an unqualified opinion on those financial statements.








PricewaterhouseCoopers LLP
New York, New York
September 29, 2000








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------










SHORT TERM
INCOME
FUND, INC.



















                                  Annual Report
                                 August 31, 2000













--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------
Short Term Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020

Custodian
     State Street Kansas City
     801 Pennsylvania
     Kansas City, Missouri 64105

Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020




STIF800A


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